SCHEDULE 1 STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating expenses:
Research and development		$ (23,739)	$ (22,086)	$ (17,325)
General and administrative		(8,573)	(8,786)	(8,125)
Selling and marketing		(1,281)	(1,195)	(1,208)
Total operating expenses		(33,593)	(32,955)	(26,658)
Loss from operations		(13,475)	(12,944)	(11,034)
Interest income		13,240	12,668	9,608
Loss before income taxes		(1,479)	5,002	1,057
Income tax expenses		(772)	(879)	(422)
Share of net (loss) income of an equity method investee		41	(1,113)	(781)
Net income (loss)		(2,202)	3,005	384
Parent Company [Member]
Operating expenses:
Research and development		(944)	(1,339)	(1,004)
General and administrative		(2,190)	(2,269)	(2,357)
Selling and marketing		(48)	(51)	(46)
Total operating expenses		(3,182)	(3,659)	(3,407)
Loss from operations		(3,182)	(3,659)	(3,407)
Loss before income taxes		(3,182)	(3,659)	(3,407)
Income tax expenses		(150)	(150)
Share of net income of subsidiaries		(1,080)	(6,786)	(4,058)
Share of net (loss) income of an equity method investee		50	28	(81)
Investment loss				(186)
Net income (loss)	$ 3,005	$ (2,202)	$ 3,005	$ 384	$ (10,398)